Long-term Employee Benefits - Schedule of Expected Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 34.8
2016	27.1
2017	29.8
2018	31.0
2019	37.6
2020-2024	180.3
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	0
2016	0.1
2017	0
2018	0
2019	0
2020-2024	$ 0